RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Due to Affiliate	$ 4,475		$ 35,661
Honest Best [Member]
Due to Affiliate	0	[1]	31,343	[1]
Hebei Kaiyuan [Member]
Due to Affiliate	1,112	[2]	1,074	[2]
Kaiyuan Shengrong [Member]
Due to Affiliate	$ 3,363	[2]	$ 3,244	[2]

[1]	Parent company of AutoChina and entity controlled by Mr. Li.
[2]	Entity controlled by Mr. Li.